BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Business Acquisition
GOODWILL	$ 252,193	$ 229,536	$ 224,117
Atlantic Prefab
Business Acquisition
GOODWILL	2,684
Goodwill - Tax Deductible	5,368
Exterior Designs
Business Acquisition
GOODWILL	4,294
Goodwill - Tax Deductible	8,588
Patriot Building Systems
Business Acquisition
GOODWILL	1,971
Goodwill - Tax Deductible	3,939
FRCT
Business Acquisition
GOODWILL	3,643
Goodwill - Tax Deductible	7,222
Enwrap
Business Acquisition
GOODWILL	4,441
Goodwill - Tax Deductible	8,023
T&R Lumber Company
Business Acquisition
GOODWILL	6,549
Goodwill - Tax Deductible	13,098
Quest Design
Business Acquisition
GOODWILL	9,953
Goodwill - Tax Deductible	19,098
Pallet USA
Business Acquisition
GOODWILL	4,146
Goodwill - Tax Deductible	7,464
Northwest
Business Acquisition
GOODWILL	2,790
Goodwill - Tax Deductible	8,290
Wolverine
Business Acquisition
GOODWILL	2,106
Goodwill - Tax Deductible	6,180
Customer relationships | Atlantic Prefab
Business Acquisition
Intangible assets other than goodwill	2,684
Customer relationships | Exterior Designs
Business Acquisition
Intangible assets other than goodwill	4,294
Customer relationships | Patriot Building Systems
Business Acquisition
Intangible assets other than goodwill	1,968
Customer relationships | FRCT
Business Acquisition
Intangible assets other than goodwill	3,579
Customer relationships | Enwrap
Business Acquisition
Intangible assets other than goodwill	3,582
Customer relationships | T&R Lumber Company
Business Acquisition
Intangible assets other than goodwill	6,549
Customer relationships | Quest Design
Business Acquisition
Intangible assets other than goodwill	9,145
Customer relationships | Pallet USA
Business Acquisition
Intangible assets other than goodwill	1,409
Customer relationships | Northwest
Business Acquisition
Intangible assets other than goodwill	4,500
Customer relationships | Wolverine
Business Acquisition
Intangible assets other than goodwill	3,209
Tradename | Pallet USA
Business Acquisition
Intangible assets other than goodwill	1,909
Tradename | Northwest
Business Acquisition
Intangible assets other than goodwill	1,000
Tradename | Wolverine
Business Acquisition
Intangible assets other than goodwill	$ 865